[LOGO] THE RESERVE FUNDS
       Founders of "America's First Money Fund" Est. 1970

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.
RF/ANNUAL 07/99


                             [LOGO]  THE
                                   RESERVE
                                    FUNDS
                                 Founders of
                         "America's First Money Fund"
                                  Est. 1970


                                 ANNUAL REPORT

                               THE RESERVE FUND
                                 PRIMARY FUND
                                 U.S. GOVERNMENT FUND
                                 U.S. TREASURY FUND



                                  MAY 31, 1999

                         THE RESERVE FUND--PRIMARY FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                        VALUE
   AMOUNT      NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 62.7%                                                 (NOTE 1)
------------   -------------------------------------------------------------------------------------------    --------------
               DOMESTIC -- 15.6%
$100,000,000   BankBoston, NA, 4.89%, 7/27/99.............................................................    $  100,000,000
 100,000,000   Bankers Trust Co., NY, 4.92%, 6/30/99......................................................       100,000,597
 150,000,000   Morgan Guaranty Trust Co., N.Y., 4.88%, 7/12/99............................................       150,000,000
 100,000,000   PNC Bank N.A., 4.79%, 7/27/99 (a)..........................................................        99,988,961
  70,000,000   South Trust Bank of Alabama NA, 4.88%, 7/26/99.............................................        70,000,000
                                                                                                              --------------
                                                                                                                 519,989,558
                                                                                                              --------------
               EURO -- 24.5%
 150,000,000   Abbey National PLC, 4.90%, 7/7/99..........................................................       150,000,989
  86,000,000   Credit Agricole Indosuez, 4.89%, 7/12/99...................................................        86,000,000
  86,000,000   Dresdner Bank, 4.85%, 6/21/99..............................................................        86,000,000
  45,000,000   Int'l Nederlanden ING Bank, 4.93%, 6/30/99.................................................        44,999,693
 150,000,000   Nat'l Westminster Bank PLC, 4.98%, 9/2/99*.................................................       150,000,000
 150,000,000   Norddeutsche Landesbank, Girozentrale, 4.88%, 8/16/99......................................       150,001,564
 150,000,000   Svenska Handelsbanken, 4.87%, 6/8/99.......................................................       150,000,144
                                                                                                              --------------
                                                                                                                 817,002,390
                                                                                                              --------------

               YANKEES -- 22.6%
 107,000,000   Banque Nationale de Paris, 4.89%, 6/7/99...................................................       107,000,000
  43,000,000   Banque Nationale de Paris, 4.95%, 8/27/99..................................................        43,000,000
 150,000,000   BHF Bank AG, 4.86%, 6/18/99................................................................       150,000,000
 150,000,000   Canadian Imperial Bank of Commerce, 4.82%, 6/28/99.........................................       150,000,000
 150,000,000   Lloyds Bank PLC, 4.90%, 7/26/99............................................................       150,000,000
 150,000,000   Westdeutsche Landesbank Girozentrale, 4.88%, 6/16/99.......................................       150,000,000
                                                                                                              --------------
               Total Negotiable Bank Certificates of Deposit (Cost $2,086,991,948)........................     2,086,991,948
                                                                                                              --------------

               COLLATERALIZED PROMISSORY NOTES -- 5.6% (B)
  36,000,000   ABN/AMRO, 4.82%, 7/19/99...................................................................        35,768,400
 150,000,000   Societe Generale North America, Inc., 4.83%, 6/9/99........................................       149,838,833
                                                                                                              --------------
               Total Collateralized Promissory Notes (Cost $185,607,233)..................................       185,607,233
                                                                                                              --------------

               REPURCHASE AGREEMENTS -- 34.0%
 608,000,000   Bear, Stearns & Co. Inc., 4.90%, 6/1/99 (collateralized by FGPC 6.5% to 7.5% due 8/1/09 to
               9/1/28 valued at $37,121,128, FGSI 0% due 1/1/29 valued at $329,392, FNMS 6.0% to 9.0% due
               7/1/04 to 2/1/29 valued at $299,653,900 and GNMA, 6.0% to 8.5%, due 4/1/09 to 5/15/29
               valued at $292,138,983)....................................................................       608,000,000
 525,000,000   Salomon Smith Barney, 4.90%, 6/1/99 (collateralized by FNMA 5.5% to 8.07% due 2/1/04 to
               5/1/29 valued at $402,133,889 and FHLMC 5.50% - 8.07%, due 2/1/04 to 3/1/33 valued at
               $139,705,433)..............................................................................       525,000,000
                                                                                                              --------------
               Total Repurchase Agreements (Cost $1,133,000,000)..........................................     1,133,000,000
                                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND

 PRINCIPAL                                                                                                        VALUE
   AMOUNT      REPURCHASE AGREEMENTS -- 34.0%                                                                   (NOTE 1)
------------   -------------------------------------------------------------------------------------------    --------------
               TAXABLE MUNICIPAL BONDS -- 1.9% (A) (NOTE 1)
$ 39,400,000   Florida Housing Finance Agency Housing Revenue Bonds 1993 Series A (LOC UBS AG), 4.88%,
               1/1/34.....................................................................................    $   39,400,000
  25,100,000   Illinois Student Assistance, 4.85% (LOC Sallie Mae), 12/1/22...............................        25,100,000
                                                                                                              --------------
               Total Taxable Municipal Bonds (Cost $64,500,000)...........................................        64,500,000
                                                                                                              --------------

               TOTAL INVESTMENTS (COST $3,470,099,181)......................................    104.2%         3,470,099,181

               LIABILITIES, LESS OTHER ASSETS...............................................    (4.2)           (140,036,090)
                                                                                                ------        --------------

               NET ASSETS...................................................................    100.0%        $3,330,063,091
                                                                                                ------        --------------
                                                                                                ------        --------------

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 3,330,063,091 SHARES OF
               BENEFICIAL INTEREST $.001 PAR VALUE OUTSTANDING............................................            $ 1.00
                                                                                                                      ------
                                                                                                                      ------

---------------

(a) The interest rates, as reported May 31, 1999, are subject to change periodically. Securities are payable on demand and are collateralized by letters of credit, other bank credit agreements or financial guaranty assurance agencies.

(b) Collateralized by bank letters of credit.

* Represents a when-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                            VALUE
   AMOUNT      REPURCHASE AGREEMENTS--99.7%                                                                         (NOTE 1)
------------   -----------------------------------------------------------------------------------                 ------------
$224,000,000   Bear, Stearns & Co. Inc., 4.88%, 6/1/99 (collateralized by GNMA, 4.50%--7.00%, due from
               12/15/08 to 4/15/29 valued at $231,821,502)....................................................     $224,000,000
 177,000,000   DLJ Securities Corporation, 4.875%, 6/1/99 (collateralized by GNMA, 5.00%--9.30%, due from
               3/15/01 to 5/15/34 valued at $182,310,504).....................................................      177,000,000
 213,000,000   Salomon Smith Barney, 4.90%, 6/1/99 (collateralized by GNMA, 6.00%--8.00%, due from 1/20/26 to
               1/15/29 value at $219,390,000).................................................................      213,000,000
 100,000,000   Lehman Brothers, 4.84%, 6/1/99 (collateralized by GNMA, 6.00%--10.50% due from 1/20/16 to
               3/15/29 valued at $102,988,383)                                                                      100,000,000
                                                                                                                   ------------
               TOTAL REPURCHASE AGREEMENTS (COST $714,000,000)....................................       99.7%      714,000,000
               OTHER ASSETS, LESS LIABILITIES.....................................................         .3         2,193,928
                                                                                                       ------      ------------
               NET ASSETS.........................................................................      100.0%     $716,193,928
                                                                                                       ------      ------------
                                                                                                       ------      ------------
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE BASED ON 716,193,928
               SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING....................................            $1.00
                                                                                                                        ------
                                                                                                                        ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                            VALUE
   AMOUNT      U.S. TREASURY BILLS--99.0%                                                                           (NOTE 1)
------------   -----------------------------------------------------------------------------------                 ------------
$ 28,500,000   4.30%--4.37%, 6/3/99...........................................................................     $ 28,493,087
  33,700,000   4.32%--4.49%, 6/10/99..........................................................................       33,662,516
  25,200,000   4.445%--4.48%, 6/24/99.........................................................................       25,127,936
  38,500,000   4.315%--4.48%, 8/5/99..........................................................................       38,197,597
  22,500,000   4.455%--4.475%, 8/12/99........................................................................       22,298,725
  37,000,000   4.41%--4.485%, 8/19/99.........................................................................       36,636,830
  38,000,000   4.515%, 8/26/99................................................................................       37,590,138
  36,700,000   4.29%--4.36%, 9/2/99...........................................................................       36,291,141
  22,000,000   4.48%--4.51%, 9/9/99...........................................................................       21,726,139
   4,000,000   4.48%,--4.56% 9/16/99..........................................................................        3,946,381
                                                                                                                   ------------
               TOTAL U.S. TREASURY BILLS (COST $283,970,490)......................................       99.0%     $283,970,490
               OTHER ASSETS, LESS LIABILITIES.....................................................        1.0         2,731,575
                                                                                                       ------      ------------
               NET ASSETS.........................................................................      100.0%     $286,702,065
                                                                                                       ------      ------------
                                                                                                       ------      ------------
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE BASED ON 286,702,065 SHARES OF
               BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING...............................................            $1.00
                                                                                                                         ------
                                                                                                                         ------

        GLOSSARY

FGPC    -- FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGSI    -- Freddie MAC Gold Strip Interest Portion
FNMS    -- FNMA Mortgage-Backed Pass-Through Securities
FNMA    -- Federal National Mortgage Association
FHLMC   -- Federal Home Loan Mortgage Corporation
GNMA    -- Government National Mortgage Association

                       SEE NOTES TO FINANCIAL STATEMENTS

                                THE RESERVE FUND

                            STATEMENTS OF OPERATIONS

                        FOR THE YEAR ENDED MAY 31, 1999

                                                                                                   U.S.           U.S.
                                                                                  PRIMARY       GOVERNMENT      TREASURY
                                                                                    FUND           FUND           FUND
                                                                                ------------    -----------    -----------
INTEREST INCOME (Note 1).....................................................   $165,783,965    $36,980,516    $13,142,886
                                                                                ------------    -----------    -----------

EXPENSES (Note 2)
  Management fee.............................................................     13,863,140     3,530,115              --
  Comprehensive fee..........................................................             --            --       2,208,713
  Shareholder servicing, administration
    and general office expenses..............................................      6,948,679     1,610,476              --
  Distribution assistance....................................................      5,750,544     1,300,163         552,300
  Equipment expense..........................................................      1,262,419       195,013              --
  Occupancy costs............................................................      1,513,097       142,472              --
  Professional fees..........................................................        777,312       167,588              --
  Stationery, printing and supplies..........................................        753,602       168,522              --
  Custody fees...............................................................        157,092        35,198              --
  Trustee fees...............................................................         65,255        14,626              --
  Other......................................................................        326,856        18,057              --
                                                                                ------------    -----------    -----------
    Total Expenses before waiver.............................................     31,417,996     7,182,230       2,761,013
    Less: expenses waived (Note 2)...........................................             --            --        (635,127)
                                                                                ------------    -----------    -----------
    Net Expenses.............................................................     31,417,996     7,182,230       2,125,886
                                                                                ------------    -----------    -----------

NET INVESTMENT INCOME, representing net increase in Net
  Assets from Investment Operations..........................................   $134,365,969    $29,798,286    $11,017,000
                                                                                ------------    -----------    -----------
                                                                                ------------    -----------    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                PRIMARY FUND                         U.S. GOVERNMENT FUND
                                    -------------------------------------     -----------------------------------
                                       YEAR ENDED           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                      MAY 31, 1999         MAY 31, 1998        MAY 31, 1999        MAY 31, 1998
                                    ----------------     ----------------     ---------------     ---------------
INCREASE IN NET ASSETS FROM
 INVESTMENT OPERATIONS:
   Net investment income........    $    134,365,969     $    115,231,501     $    29,798,286     $    29,697,721
                                    ----------------     ----------------     ---------------     ---------------

 DIVIDENDS PAID TO SHAREHOLDERS
   FROM:
   Net investment income
     (Note 1)...................        (134,365,969)        (115,231,501)        (29,798,286)        (29,697,721)
                                    ----------------     ----------------     ---------------     ---------------

 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00
   per share):
   Net proceeds from sale of
     shares.....................      16,224,681,639       11,543,024,341       3,450,382,930       3,252,798,210
   Dividends reinvested.........         134,365,969          115,231,501          29,798,286          29,697,721
   Cost of shares redeemed......     (15,736,604,580)     (11,054,744,831)     (3,416,454,910)     (3,241,872,625)
                                    ----------------     ----------------     ---------------     ---------------
Net increase derived from
 capital share transactions and
 from investment operations.....         622,443,028          603,511,011          63,726,306          40,623,306

NET ASSETS:
 Beginning of year..............       2,707,620,063        2,104,109,052         652,467,622         611,844,316
                                    ----------------     ----------------     ---------------     ---------------
 End of year....................    $  3,330,063,091     $  2,707,620,063     $   716,193,928     $   652,467,622
                                    ----------------     ----------------     ---------------     ---------------
                                    ----------------     ----------------     ---------------     ---------------

                                          U.S. TREASURY FUND
                                  -----------------------------------
                                    YEAR ENDED          YEAR ENDED
                                   MAY 31, 1999        MAY 31, 1998
                                  ---------------     ---------------
INCREASE IN NET ASSETS FROM
 INVESTMENT OPERATIONS:
   Net investment income........  $    11,017,000     $     9,908,933
                                  ---------------     ---------------
 DIVIDENDS PAID TO SHAREHOLDERS
   FROM:
   Net investment income
     (Note 1)...................      (11,017,000)         (9,908,933)
                                  ---------------     ---------------
 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00
   per share):
   Net proceeds from sale of
     shares.....................    1,315,560,422       1,135,200,601
   Dividends reinvested.........       11,017,000           9,908,933
   Cost of shares redeemed......   (1,279,635,650)     (1,074,527,046)
                                  ---------------     ---------------

Net increase derived from
 capital share transactions and
 from investment operations.....       46,941,772          70,582,488

NET ASSETS:
 Beginning of year..............      239,760,293         169,177,805
                                  ---------------     ---------------
 End of year....................  $   286,702,065     $   239,760,293
                                  ---------------     ---------------
                                  ---------------     ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS


(1)   SIGNIFICANT ACCOUNTING POLICIES:

      The Reserve Fund (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

      A. The Fund's authorized shares of beneficial interest are unlimited and divided into four (4) series: Primary Fund, U.S. Government Fund, U.S. Treasury Fund and the Strategist Money Market Fund (collectively, the "Funds"). The financial statements and notes apply only to Primary, U.S. Government and U.S. Treasury Funds.

      B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment, for purpose of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

      C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

      E. Primary and U.S. Government Funds are charged only for their direct and/or allocated share of expenses (in proportion to each Fund's net assets or number of shareholder accounts). Please read Note 7 "Subsequent Events" for more detail.

      F. Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings. The Funds' custodian holds the securities subject to repurchase agreements.

(2)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a management fee calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% in excess of $2 billion of average daily net assets of both Primary Fund and U.S. Government Fund. For its services as Investment Adviser to U.S. Treasury Fund, RMCI receives a comprehensive fee calculated at an annual rate of .80% of the Fund's average daily net assets. The operating expenses charged the Funds are limited to an annual rate of 1.00% (excluding brokerage fees and commissions, interest charges, taxes and extraordinary legal fees and expenses) of each Fund's average daily net assets. However, RMCI has voluntarily agreed to reduce the comprehensive fee of U.S. Treasury Fund to an annual rate of .60% of average net assets. During the year ended May 31, 1999, RMCI voluntarily reduced its fee by $551,812. Please read Note 7 "Subsequent Events" for more detail.

      DISTRIBUTION ASSISTANCE:

      Pursuant to a Plan of Distribution, each Fund may make assistance payments, at a rate of .20% per annum of the average net asset value, to firms for distribution assistance and administrative services provided to Fund shareholders. The Plan requires RMCI to pay an equivalent amount from its own resources. RMCI also has voluntarily agreed to reduce the payments made by U.S. Treasury Fund to an annual rate of .17%. During the year ended May 31, 1999, RMCI voluntarily reimbursed the Fund a total of $83,315 pursuant to the undertaking.

(3)   MANAGEMENT'S USE OF ESTIMATES:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)   COMPOSITION OF NET ASSETS:

      At May 31, 1999, the composition of each Fund's net assets was as follows:

                                                                              PRIMARY        U.S. GOVERNMENT    U.S. TREASURY
                                                                           --------------    ---------------    -------------
      Par Value.........................................................   $    3,330,063     $     716,194     $     286,702
      Paid-in-Capital...................................................    3,326,733,028       715,477,734       286,415,363
                                                                           --------------     -------------     -------------
      Net Assets........................................................   $3,330,063,091     $ 716,193,928     $ 286,702,065
                                                                           --------------     -------------     -------------
                                                                           --------------     -------------     -------------

(5)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the periods as indicated.

                                                                                   FOR FISCAL YEARS ENDED MAY 31,
                                                                      --------------------------------------------------------
                                                                        1999        1998        1997        1996        1995
                                                                      --------    --------    --------    --------    --------
      PRIMARY FUND
      Net asset value beginning of year............................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
      Net investment income from investment operations.............      .0438       .0483       .0457       .0490       .0450
      Less dividends from net investment income....................     (.0438)     (.0483)     (.0457)     (.0490)     (.0450)
                                                                      --------    --------    --------    --------    --------
      Net asset value at end of year...............................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
                                                                      --------    --------    --------    --------    --------
      Total Return.................................................      4.38%       4.83%       4.57%       4.90%       4.50%
                                                                      --------    --------    --------    --------    --------

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)............................   $3,330.1    $2,707.6    $2,104.1    $1,664.1    $1,602.5
      Ratio of expenses to average net assets......................      1.00%        .94%        .98%        .98%        .97%
      Ratio of net investment income to average net assets.........      4.26%       4.71%       4.47%       4.79%       4.42%

      U.S. GOVERNMENT FUND
      Net asset value beginning of year............................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
      Net investment income from investment operations.............      .0426       .0471       .0449       .0484       .0441
      Less dividends from net investment income....................     (.0426)     (.0471)     (.0449)     (.0484)     (.0441)
                                                                      --------    --------    --------    --------    --------
      Net asset value at end of year...............................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
                                                                      --------    --------    --------    --------    --------
      Total Return.................................................      4.26%       4.71%       4.49%       4.84%       4.41%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)............................   $  716.2    $  652.5    $  611.8    $  568.5    $  721.8
      Ratio of expenses to average net assets......................      1.00%        .99%        .99%       1.00%        .99%
      Ratio of net investment income to average net assets.........      4.16%       4.63%       4.40%       4.75%       4.31%

                                                                                   FOR FISCAL YEARS ENDED MAY 31,
                                                                      --------------------------------------------------------
                                                                        1999        1998        1997        1996        1995
                                                                      --------    --------    --------    --------    --------
      U.S. TREASURY FUND
      Net asset value beginning of year............................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
      Net investment income from investment operations.............      .0410       .0456       .0443       .0466       .0456
      Less dividends from net investment income....................     (.0410)     (.0456)     (.0443)     (.0466)     (.0456)
                                                                      --------    --------    --------    --------    --------
      Net asset value at end of year...............................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
                                                                      --------    --------    --------    --------    --------
      Total Return.................................................      4.10%       4.56%       4.43%       4.66%       4.56%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)............................   $  286.7    $  239.8    $  169.2    $  142.8    $   95.2
      Ratio of expenses to average net assets (a)..................      1.00%        .97%        .97%        .99%        .93%
      Ratio of net investment income to average net assets.........      3.76%       4.26%       4.13%       4.33%       4.44%

---------------
(a) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income amounted to:

                                                  NET
                           EXPENSE            INVESTMENT
    FISCAL YEAR             RATIO               INCOME
-------------------  -------------------  -------------------
       1999                 .77%                 3.99%
       1998                 .77%                 4.46%
       1997                 .77%                 4.33%
       1996                 .79%                 4.53%
       1995                 .68%                 4.64%

(7)   SUBSEQUENT EVENTS (UNAUDITED):

      On June 26, 1999, new Investment Management Agreements between RMCI and the Funds went into effect. Under the new Agreement RMCI will charge each Fund a comprehensive management fee at an annual rate of .80% of each Fund's average daily net assets. Primary and U.S. Government Funds will no longer be charged for all other expenses, as described in Note 1 E, on page 8. The comprehensive fee is an inclusive fee, but will not include brokerage fees and commissions, interest charges, taxes and extraordinary legal fees and expenses, and the fees of the disinterested Trustees.

                       REPORT OF INDEPENDENT ACCOUNTANTS
                     --------------------------------------

To the Shareholders and the Board of Trustees of The Reserve Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of the Primary, U.S. Government and U.S. Treasury Funds (three of the four series constituting The Reserve Fund) (the "Fund") at May 31, 1999, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                         PricewaterhouseCoopers LLP

New York, New York
July 23, 1999

SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)

    The Special Meeting of Shareholders of The Reserve Fund (consisting of four
Funds: Primary Fund, U.S. Government Fund, U.S. Treasury Fund, and Strategist Money-Market Fund); was held on January 15, 1999 at the offices of The Reserve Funds, 810 Seventh Avenue, New York, NY. The meeting was adjourned until February 17, 1999, at which time it was held. The meeting was held for the following purposes:

PROPOSAL                                                                                                    WHO WILL VOTE
---------------------------------------------------------------------------------------------------------   -------------
PROPOSAL 1

To provide for the election of Trustees                                                                      Trust Vote

PROPOSAL 2

To approve new Investment Management Agreements                                                              All Funds

PROPOSAL 3

To approve amendments to the Trusts' Declaration of Trust to permit the issuance of multiple classes of
  shares                                                                                                     Trust Vote

PROPOSAL 4

To approve the following proposed amendments:

A. To amend the Declaration of Trust to eliminate the policy on pricing securities;                          Trust Vote

B. To amend the Declaration of Trust to permit non-material amendments;                                      Trust Vote

C. To amend the Declaration of Trust concerning the right to vote portfolio securities;                      Trust Vote

D. To amend the Declaration of Trust concerning termination or reorganization of the Trust;                  Trust Vote

E. To amend the Trusts' fundamental investment policy on the issuance of senior securities;                  All Funds

F. To amend the Trusts' fundamental investment policy regarding underwriting;                                All Funds

G. To change the designation of the Trusts' fundamental investment policy on investing for control of
   portfolio companies;                                                                                      All Funds

H. To eliminate the Trusts' fundamental investment policies regarding certain portfolio transactions;        All Funds

I. To eliminate the Trusts' fundamental investment policy on investing in the securities of other
   investment companies;                                                                                     All Funds

J. To amend the Trusts' By-Laws concerning amendments thereto                                                Trust Vote

PROPOSAL 5

To approve changes to the Trusts' Fundamental Investment Policies to Permit a Master Fund/Feeder Fund
  Structure                                                                                                  All Funds

PROPOSAL 6

To approve the authorization of the Board of Trustees to appoint, replace or terminate sub-advisers recommended by the adviser or amend the terms of any sub-advisory agreement for the Funds without
  shareholder approval                                                                                       All Funds

PROPOSAL 7

To ratify the selection of PricewaterhouseCoopers LLP as independent public accountants for the fiscal
  year ending May 31, 1999; and                                                                              Trust Vote

PROPOSAL 8

To transact such other business as may properly come before the Meeting                                      Such Funds
                                                                                                             as Necessary

    A Quorum of the shares of the Trust and the Funds was present at the Meeting.

    The results of the proxy solicitation as to the Trust and The Primary, U.S. Government and U.S. Treasury Fund on the above matters were as follows:

                                                                                           VOTES WITHHELD/
(1)   Board of Trustees                        VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
      Bruce R. Bent                          2,157,168,944               --                   273,121,130                --
      Edwin Ehlert, Jr.                      2,157,908,386               --                   272,381,688                --
      Henri Emmet                            2,156,748,779               --                   273,541,295                --
      Donald Harrington                      2,158,437,954               --                   271,852,115                --
      Bruce R. Bent II                       2.153,825,061               --                   276,465,013                --
      William Viklund                        2,159,301,036               --                   270,989,038                --
      Vincent Mattone                        2,158,780,203               --                   271,509,871                --
      Diana Herrmann                         2,159,085,758               --                   271,204,316                --
      Richard Bassuk                         2,159,173,949               --                   271,116,125                --


(2)   Investment Management                                                                VOTES WITHHELD/
      Agreement                                VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
      Primary                                1,604,808,472            68,171,930                 --                  161,974,078
      US Government                            360,660,023            16,996,987                 --                   40,276,469
      US Treasury                              136,201,955             7,551,831                 --                   13,767,425


                                                                                           VOTES WITHHELD/
(3)   Multiple Classes                         VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
                                             2,087,080,963           124,909,797                                     218,597,617


                                                                                           VOTES WITHHELD/
(4)                                            VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
(A)   Pricing Securities                     2,075,483,285           122,649,986                 --                  232,156,799
(B)   Non-material amendments                2,089,106,337           112,300,977                 --                  228,882,757
(C)   Vote portfolio securities              2,088,403,109           113,567,557                 --                  228,319,405
(D)   Termination or Reorganization          2,082,163,331           117,347,013                 --                  230,779,727
(E)   Senior securities
      Primary                                1,580,014,877            84,086,027                 --                  170,853,576
      US Government                            352,465,782            24,498,809                 --                   40,968,889
      US Treasury                              129,472,288            12,789,456                 --                   15,259,467
(F)   Underwriting
      Primary                                1,583,695,564            79,462,169                 --                  171,796,746
      US Government                            355,568,542            21,075,551                 --                   41,289,386
      US Treasury                              130,063,604            12,453,267                 --                   15,004,340
(G)   Control of portfolio companies
      Primary                                1,574,878,683            87,875,537                 --                  172,200,260
      US Government                            353,159,744            23,984,303                 --                   40,789,433
      US Treasury                              129,803,466            12,967,953                 --                   14,749,793

(H)   Portfolio transactions
      Primary                                1,572,525,764            88,364,189                 --                  174,064,526
      US Government                            352,009,599            22,601,559                 --                   43,322,322
      US Treasury                              129,008,482            14,054,112                 --                   14,458,618

(I)   Investing in investment
      companies
      Primary                                1,579,829,716            84,339,418                 --                  170,785,346
      US Government                            353,340,847            22,845,789                 --                   41,746,843
      U.S. Treasury                            129,424,162            13,284,020                 --                   14,813,030

(J)   By-Law amendments                      2,079,207,738           119,805,924                 --                  231,276,407

                                                                                           VOTES WITHHELD/
(5)   Master Fund/Feeder Fund                  VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
      Primary                                1,582,066,524            83,934,117                 --                  168,953,838
      US Government                            353,209,844            24,311,158                 --                   40,412,478
      US Treasury                              131,446,069            11,751,525                 --                   14,323,617


                                                                                           VOTES WITHHELD/
(6)   Trustee Authorization                    VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
      Primary                                1,596,686,127            77,815,840                 --                  160,452,513
      US Government                            354,645,885            23,402,956                 --                   39,884,639
      US Treasury                              131,306,265            12,418,166                 --                   13,796,781

                                                                                           VOTES WITHHELD/
(7)   PricewaterhouseCoopers LLP               VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
                                             2,175,082,027            51,660,848                 --                  203,547,195

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